Leases - Additional information (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2022 GBP (£)	Mar. 25, 2022 lease_agreement	Jan. 01, 2022 property lease_agreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement			6
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions | £	£ 200
United Kingdom and Austria | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions | £	£ 2,193
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			3
Oxford, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement		3
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			1